Non-trading securities	12 Months Ended
Mar. 31, 2014
Non-trading securities
Non-trading securities

7. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2013 and 2014.

	Millions of yen
	March 31, 2013
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥177,374	¥5,294	¥126	¥182,542
Other debt securities(2)	54,032	726	86	54,672
Equity securities	39,997	12,923	109	52,811

Total	¥271,403	¥18,943	¥321	¥290,025

	Millions of yen
	March 31, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥138,973	¥842	¥86	¥139,729
Other debt securities(2)	129,311	6,851	91	136,071
Equity securities	38,157	14,508	43	52,622

Total	¥306,441	¥22,201	¥220	¥328,422

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.

For the year ended March 31, 2013, non-trading securities of ¥525,965 million were disposed of resulting in ¥12,050 million of realized gains and ¥1,134 million of realized losses. Total proceeds received from these disposals were ¥536,881 million. For the year ended March 31, 2014, non-trading securities of ¥138,231 million were disposed of resulting in ¥4,405 million of realized gains and ¥81 million of realized losses. Total proceeds received from these disposals were ¥142,554 million. Related gains and losses were computed using the average method. There were no transfers of non-trading securities to trading assets during the year.

The following table presents an analysis of the fair value of non-trading debt securities by residual contractual maturity as of March 31, 2014. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2014
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥275,800	¥30,507	¥115,757	¥98,323	¥31,213

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2013 and 2014.

	Millions of yen
	March 31, 2013
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥56,400	¥80	¥2,903	¥46	¥59,303	¥126
Other debt securities	10,404	86	—	—	10,404	86
Equity securities	1,517	109	—	—	1,517	109

Total	¥68,321	¥275	¥2,903	¥46	¥71,224	¥321

	Millions of yen
	March 31, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥54,007	¥82	¥2,294	¥4	¥56,301	¥86
Other debt securities	8,106	91	—	—	8,106	91
Equity securities	498	43	—	—	498	43

Total	¥62,611	¥216	¥2,294	¥4	¥64,905	¥220

As of March 31, 2013, the total number of non-trading securities in unrealized loss positions was approximately 80. As of March 31, 2014, the total number of non-trading securities in unrealized loss positions was approximately 60.

For the years ended March 31, 2013 and 2014, other-than-temporary impairment losses recognized for non- trading equity securities and reported within Revenue—Other were ¥4,900 million and ¥79 million, respectively. For the year ended March 31, 2013, the credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was not significant. For the year ended March 31, 2014 the credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥25 million. For the year ended March 31, 2013 and March 31, 2014, the non-credit loss component of other-than-temporary impairment losses recognized for Government, agency and municipal securities and other debt securities and reported within Other comprehensive income (loss) were ¥7 million and ¥(55) million. For the year ended March 31, 2014, other gross unrealized losses of non-trading securities were considered temporary.